Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Capital purchase commitment	$ 71
Environmental remediation [Abstract]
Total accrued liability for future environmental remediation costs	$ 127	$ 138
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Accrual for environmental loss contingencies [Roll Forward]
Beginning balance	$ 138	$ 133
Changes in estimates	5	25
Amounts paid	(12)	(14)
Foreign exchange effects	(4)	(5)
Other	0	(1)
Ending balance	$ 127	$ 138
Minimum [Member]
Site Contingency [Line Items]
Minimum accrued liability for individual site range	less than $1 million
Maximum [Member]
Site Contingency [Line Items]
Maximum accrued liability for individual site range	$ 26